Average Annual Total Returns - American Century ETF Trust		12 Months Ended	42 Months Ended
	May 05, 2026	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (Inception Date 6.29.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.25%	(2.02%)
American Century Core Plus Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.22%	0.61%
Performance Inception Date	Jun. 29, 2021
American Century Core Plus Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.70%	(1.33%)
Performance Inception Date	Jun. 29, 2021
American Century Core Plus Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.06%	(0.37%)
Performance Inception Date	Jun. 29, 2021